SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 6 － SHAREHOLDERS’ EQUITY

The Company was established under the laws of Cayman Islands on February 16, 2024 with the authorized share of 100,000,000 ordinary shares at par value of $0.0001 per share.

The Company is authorized to issue one class of ordinary share.

On September 30, 2024, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with US Tiger Securities, Inc., as underwriter named thereof, in connection with its Initial Public Offering. The Company’s Registration Statement on Form F-1 (File No. 333-281693) for the Initial Public Offering, originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on August 22, 2024 (as amended, the “Registration Statement”) was declared effective by the SEC on September 30, 2024.

On October 2, 2024, the Company consummated its Initial Public Offering of an aggregate of 1,437,500 ordinary shares at a price of $4.00 per share to the public, including 187,500 shares sold upon full exercise of the underwriter’s option to purchase additional shares, for a total of $5.75 million of gross proceeds to the Company, before deducting underwriting discounts and estimated offering expenses. The shares began trading on the NASDAQ Stock Market LLC under the symbol “HTLM” on October 1, 2024.

As of December 31, 2023 and 2024, 13,250,000 and 14,687,500 ordinary shares were issued and outstanding, respectively.